Offerings - Offering: 1	Jun. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.50 par value, to be offered and sold pursuant to the 401(k) Plan
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	268.22
Maximum Aggregate Offering Price	$ 670,550,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 92,602.96
Offering Note	(1) Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate amount of plan interests to be offered or sold pursuant to the 401(k) Plan. (2) Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers such additional shares as may hereinafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or other similar transactions. (3) Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act on the basis of the average of the high and low prices of the Common Stock on the New York Stock Exchange on June 8, 2026, which date is within five business days prior to the filing of the Registration Statement to which this exhibit is attached.